Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Real Estate [Abstract]
Balance at beginning of year	$ 710	$ 358
Loans transferred to real estate owned	347	910
Capitalized expenditures	98	5
Valuation adjustments	(66)	(37)
Disposals	(379)	(526)
Balance at end of year	$ 710	$ 710